Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Statement [LineItems]
Net earnings	$ 189	$ 657	$ 305	$ 346
Items that have been or may be subsequently reclassified to net earnings:
Cash flow hedges adjustments to net earnings	(10)	28	(19)	68
Cash flow hedges adjustments to equity	5	(30)	14	(58)
Foreign currency translation adjustments to equity	2	(360)	35	(201)
Share of other comprehensive income (loss) in equity method investments	5		(26)
Related tax (expense) benefit on share of other comprehensive income (loss) in equity method investments	(2)		6
Reclassification of foreign currency translation adjustments on disposal of businesses	9		9
Other comprehensive income that will be reclassified to profit or loss, net of tax	9	(362)	19	(191)
Items that will not be reclassified to net earnings:
Fair value adjustments on financial assets	3		1
Remeasurement on defined benefit pension plans	(3)	65	(10)	111
Related tax (expense) benefit on remeasurement on defined benefit pension plans		(15)	2	(27)
Share of other comprehensive income in equity method investments	15		9
Related tax expense on share of other comprehensive income in equity method investments	(3)		(2)
Other comprehensive income that will not be reclassified to profit or loss, net of tax	12	50		84
Other comprehensive income (loss)	21	(312)	19	(107)
Total comprehensive income	210	345	324	239
Continuing Operations [member]
Common shareholders:
Common shareholders	237	74	361	223
Discontinued operations [member]
Common shareholders:
Common shareholders	$ (27)	239	$ (37)	(44)
Non-controlling interests
Non-controlling interests - discontinued operations		$ 32		$ 60